Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details)	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 7,027,799	$ 902,504	$ 2,154,945
Provision of expected credit losses	1,200,187	154,127	3,890,793
Write-off of accounts receivable	5,642,032	724,545	(982,061)
Balance at end of the year	$ 2,585,954	$ 332,086	$ 7,027,799